CREDIT FACILITY (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Percentage of amount paid on amounts drawn		2.40%		2.90%
Percentage of amount paid on amounts undrawn		0.40%		0.60%
Balance at the beginning		$ 32,000
Proceeds		23,500	$ 20,000
Repayment		(43,000)	(57,000)
Balance at the end		$ 12,500	32,000
Revolving Facility
Disclosure of detailed information about borrowings
Maximum borrowing capacity	$ 160,000
Credit facility term		4 years
Balance at the beginning		$ 32,000	69,000
Proceeds		23,500	20,000
Repayment		(43,000)	(57,000)
Balance at the end		12,500	32,000	$ 69,000
Amortization of deferred financing costs		$ 300	$ 300
Revolving Facility | Minimum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.422%
Revolving Facility | Maximum
Disclosure of detailed information about borrowings
Standby fee on undrawn portion (as a percent)	0.675%
Revolving Facility | LIBOR | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	1.875%
Revolving Facility | LIBOR | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis (as a percent)	3.00%